EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.54%
182,559	CF Industries Holdings Inc	$ 13,233,702
145,430	DuPont de Nemours Inc	10,437,511
74,726	Eastman Chemical Co	6,302,391
417,115	Freeport-McMoRan Inc	17,064,175
50,816	International Flavors & Fragrances Inc	4,673,039
288,406	International Paper Co	10,399,920
71,791	PPG Industries Inc	9,589,842
25,347	RPM International Inc	2,211,272
		73,911,852
Communications — 6.35%
76,676	AT&T Inc	1,476,013
23,527	Charter Communications Inc Class A(a)	8,413,490
47,626	Cisco Systems Inc	2,489,649
385,029	Comcast Corp Class A	14,596,449
190,853	Meta Platforms Inc Class A(a)	40,449,385
670,613	News Corp Class A	11,581,487
65,749	News Corp Class B	1,146,005
35,000	Paramount Global Class B(b)	780,850
46,233	T-Mobile US Inc(a)	6,696,388
133,134	Verizon Communications Inc	5,177,581
104,621	Walt Disney Co(a)	10,475,701
		103,282,998
Consumer, Cyclical — 8.40%
45,136	Best Buy Co Inc	3,532,795
56,066	BJ's Wholesale Club Holdings Inc(a)	4,264,941
9,975	Cummins Inc	2,382,828
326,804	General Motors Co	11,987,171
61,927	Hilton Worldwide Holdings Inc	8,723,656
148,947	Kohl's Corp	3,506,212
164,732	Las Vegas Sands Corp(a)	9,463,853
290,192	Mattel Inc(a)	5,342,435
14,531	O'Reilly Automotive Inc(a)	12,336,528
278,999	PulteGroup Inc	16,260,062
421,580	Southwest Airlines Co	13,718,213
50,244	Target Corp	8,321,914
77,406	TJX Cos Inc	6,065,534
208,230	Walmart Inc	30,703,514
		136,609,656
Consumer, Non-Cyclical — 22.84%
106,076	Abbott Laboratories	10,741,256
117,390	AbbVie Inc	18,708,444
273,176	AstraZeneca PLC Sponsored ADR	18,961,146
52,030	Becton Dickinson & Co	12,879,506
9,231	Biogen Inc(a)	2,566,495
50,413	Cardinal Health Inc	3,806,181
47,732	Centene Corp(a)	3,017,140
72,813	Cigna Corp	18,605,906
135,966	Coca-Cola Co	8,433,971
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
328,091	Conagra Brands Inc	$ 12,323,098
19,030	Constellation Brands Inc Class A	4,298,687
204,480	Corteva Inc	12,332,189
102,842	CVS Health Corp	7,642,189
25,218	Danaher Corp	6,355,945
62,332	Elevance Health Inc	28,660,877
80,328	GE HealthCare Technologies Inc(a)	6,589,306
90,946	Johnson & Johnson	14,096,630
249,162	Keurig Dr Pepper Inc	8,790,435
85,386	Kimberly-Clark Corp	11,460,509
45,965	McKesson Corp	16,365,838
77,992	Medtronic PLC	6,287,715
228,886	Merck & Co Inc	24,351,181
15,620	Mondelez International Inc Class A	1,089,026
220,997	Pfizer Inc	9,016,678
137,259	Philip Morris International Inc	13,348,438
74,324	Procter & Gamble Co	11,051,236
25,901	Regeneron Pharmaceuticals Inc(a)	21,282,075
118,099	Sanofi	12,811,283
36,218	Sanofi ADR	1,970,984
23,002	Thermo Fisher Scientific Inc	13,257,663
114,085	Tyson Foods Inc Class A	6,767,522
26,367	United Rentals Inc	10,435,004
383,967	Viatris Inc	3,693,762
74,160	Zimmer Biomet Holdings Inc	9,581,472
		371,579,787
Energy — 8.04%
16,864	Chevron Corp	2,751,530
139,540	ConocoPhillips	13,843,763
54,978	Enbridge Inc	2,097,411
69,325	EOG Resources Inc	7,946,725
373,398	Exxon Mobil Corp	40,946,825
51,237	Hess Corp	6,780,704
451,529	Shell PLC	12,865,087
15,733	Suncor Energy Inc	488,510
202,982	TC Energy Corp(b)	7,895,497
299,003	TotalEnergies SE(b)	17,630,405
76,539	TotalEnergies SE Sponsored ADR	4,519,628
87,311	Valero Energy Corp	12,188,616
30,954	Williams Cos Inc	924,286
		130,878,987
Financial — 20.08%
465,028	American International Group Inc	23,418,810
26,303	American Tower Corp REIT	5,374,755
149,976	Apollo Global Management Inc	9,472,484
145,457	Assured Guaranty Ltd	7,312,123
361,355	AXA SA	11,027,728
799,682	Bank of America Corp	22,870,905
70,772	Capital One Financial Corp	6,805,436

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
74,917	Carlyle Group Inc	$ 2,326,922
246,264	Charles Schwab Corp	12,899,308
77,222	Chubb Ltd	14,994,968
430,609	Citigroup Inc	20,191,256
432,866	Equitable Holdings Inc	10,990,468
173,867	Equity Residential REIT	10,432,020
279,829	Fifth Third Bancorp	7,454,645
28,886	Franklin Resources Inc	778,189
202,887	Gaming & Leisure Properties Inc REIT	10,562,297
66,015	Goldman Sachs Group Inc	21,594,167
105,173	Hartford Financial Services Group Inc	7,329,506
733,865	Huntington Bancshares Inc	8,219,288
115,143	JPMorgan Chase & Co	15,004,284
93,430	KeyCorp	1,169,744
133,049	Loews Corp	7,719,503
181,624	MetLife Inc	10,523,295
61,513	Morgan Stanley	5,400,842
112,528	PNC Financial Services Group Inc	14,302,309
19,078	Raymond James Financial Inc	1,779,405
198,997	Rayonier Inc REIT	6,618,640
88,835	State Street Corp	6,723,921
138,364	US Bancorp	4,988,022
288,176	Vornado Realty Trust REIT(b)	4,429,265
552,808	Wells Fargo & Co	20,663,963
16,948	Welltower Inc REIT	1,215,002
401,825	Weyerhaeuser Co REIT	12,106,987
		326,700,457
Industrial — 10.22%
14,482	3M Co	1,522,203
105,616	Ball Corp	5,820,498
36,927	Boeing Co(a)	7,844,403
184,280	CRH PLC	9,309,917
18,581	Flowserve Corp	631,754
235,700	General Electric Co	22,532,920
52,846	Honeywell International Inc	10,099,927
175,073	Ingersoll Rand Inc	10,185,747
159,483	Johnson Controls International PLC	9,604,066
60,147	L3Harris Technologies Inc	11,803,247
27,585	Northrop Grumman Corp	12,736,546
131,190	Raytheon Technologies Corp	12,847,437
58,224	Siemens AG	9,432,556
88,243	Stanley Black & Decker Inc	7,110,621
92,055	Stericycle Inc(a)	4,014,519
18,742	TE Connectivity Ltd	2,458,013
47,482	Union Pacific Corp	9,556,227
71,344	United Parcel Service Inc Class B	13,840,023
176,907	Vontier Corp	4,836,637
		166,187,261
Technology — 7.80%
6,600	Accenture PLC Class A	1,886,346
Shares		Fair Value
Technology — (continued)
59,451	Applied Materials Inc	$ 7,302,366
73,845	Fiserv Inc(a)	8,346,701
131,441	Microsoft Corp	37,894,440
26,642	NXP Semiconductors NV	4,968,067
204,965	Oracle Corp	19,045,348
292,941	QUALCOMM Inc	37,373,413
45,381	Samsung Electronics Co Ltd	2,244,135
42,008	Texas Instruments Inc	7,813,908
		126,874,724
Utilities — 6.19%
200,837	Ameren Corp	17,350,308
105,303	Constellation Energy Corp	8,266,286
205,188	Dominion Energy Inc	11,472,061
234,357	Exelon Corp	9,817,215
31,790	NextEra Energy Inc	2,450,373
78,585	NiSource Inc	2,197,237
291,701	NRG Energy Inc	10,002,427
72,571	PG&E Corp(a)	1,173,473
92,210	Sempra Energy	13,938,464
346,564	Southern Co	24,113,923
		100,781,767
TOTAL COMMON STOCK — 94.46% (Cost $1,298,969,998)		$1,536,807,489
CONVERTIBLE PREFERRED STOCK
Communications — 0.37%
5,187	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	6,031,184
Consumer, Non-Cyclical — 0.43%
57,059	Becton Dickinson & Co 6.00%	2,842,109
3,250	Danaher Corp 5.00%	4,135,253
		6,977,362
Utilities — 0.22%
29,238	NextEra Energy Inc 6.93%	1,348,749
21,560	NiSource Inc 7.75%	2,244,180
		3,592,929
TOTAL CONVERTIBLE PREFERRED STOCK — 1.02% (Cost $14,634,284)		$16,601,475
PREFERRED STOCK
Consumer, Cyclical — 0.95%
54,281	Dr Ing hc F Porsche AG(a)	6,966,956
62,332	Volkswagen AG	8,506,630
TOTAL PREFERRED STOCK — 0.95% (Cost $15,498,863)		$15,473,586

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
EXCHANGE TRADED FUNDS
148,997	iShares Russell 1000 Value ETF	$ 22,686,283

TOTAL EXCHANGE TRADED FUNDS — 1.39% (Cost $22,090,682)		$22,686,283
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,076,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 4.89%(e)	1,076,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.07% (Cost $1,076,000)		$1,076,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.67%
$7,054,932	Undivided interest of 4.74% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $7,054,932 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(d)	7,054,932
7,054,932	Undivided interest of 4.75% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $7,054,932 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(d)	7,054,932
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$7,054,932	Undivided interest of 4.80% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $7,054,932 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(d)	$ 7,054,932
5,977,495	Undivided interest of 6.87% in a repurchase agreement (principal amount/value $87,195,742 with a maturity value of $87,230,620) with Scotia Capital (USA) Inc, 4.80%, dated 3/31/23 to be repurchased at $5,977,495 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 5/31/27 - 2/1/53, with a value of $88,975,233.(d)	5,977,495
TOTAL SHORT TERM INVESTMENTS — 1.67% (Cost $27,142,291)		$27,142,291
TOTAL INVESTMENTS — 99.56% (Cost $1,379,412,118)		$1,619,787,124
OTHER ASSETS & LIABILITIES, NET — 0.44%		$7,115,272
TOTAL NET ASSETS — 100.00%		$1,626,902,396

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2023.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2023.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
At March 31, 2023, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
BB	USD	2,028,872	EUR	1,901,300	June 21, 2023	$(42,928)
BB	USD	3,097,717	GBP	2,586,200	June 21, 2023	(98,088)
CIT	USD	2,568,870	EUR	2,407,300	June 21, 2023	(54,306)
CIT	USD	9,158,442	GBP	7,647,600	June 21, 2023	(291,807)
GS	USD	2,648,269	GBP	2,211,600	June 21, 2023	(84,637)
HSB	USD	10,057,458	EUR	9,427,600	June 21, 2023	(215,566)
JPM	USD	2,596,859	EUR	2,434,100	June 21, 2023	(55,520)
MS	USD	1,799,874	EUR	1,687,100	June 21, 2023	(38,517)
MS	USD	1,096,937	GBP	916,200	June 21, 2023	(35,225)
SSB	USD	2,355,074	EUR	2,207,800	June 21, 2023	(50,712)
SSB	USD	8,178,504	GBP	6,829,700	June 21, 2023	(261,054)
UBS	USD	3,543,421	EUR	3,321,200	June 21, 2023	(75,608)
WES	USD	1,097,262	GBP	916,300	June 21, 2023	(35,023)
					Net Depreciation	$(1,338,991)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$73,911,852	$—	$—	$73,911,852
Communications	103,282,998	—	—	103,282,998
Consumer, Cyclical	136,609,656	—	—	136,609,656
Consumer, Non-cyclical	358,768,504	12,811,283	—	371,579,787
Energy	100,383,495	30,495,492	—	130,878,987
Financial	315,672,729	11,027,728	—	326,700,457
Industrial	147,444,788	18,742,473	—	166,187,261
Technology	124,630,589	2,244,135	—	126,874,724
Utilities	100,781,767	—	—	100,781,767
	1,461,486,378	75,321,111	—	1,536,807,489
Convertible Preferred Stock
Communications	6,031,184	—	—	6,031,184
Consumer, Non-cyclical	2,842,109	4,135,253	—	6,977,362
Utilities	—	3,592,929	—	3,592,929
	8,873,293	7,728,182	—	16,601,475
Preferred Stock	—	15,473,586	—	15,473,586
Exchange Traded Funds	22,686,283	—	—	22,686,283
Government Money Market Mutual Funds	1,076,000	—	—	1,076,000
Short Term Investments	—	27,142,291	—	27,142,291
Total Assets	$1,494,121,954	$125,665,170	$—	$1,619,787,124
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(1,338,991)	—	(1,338,991)
Total Liabilities	$0	$(1,338,991)	$—	$(1,338,991)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  The Fund held an average foreign currency contracts notional amount of $50,004,933 in forward contracts for the reporting period.

March 31, 2023